Derivatives (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives
The impact of the interest rate swaps on net income is included in other income (expense) in the consolidated statements of operations as part of interest expense, net, as follows (in millions):

December 31,
2014
Settlement gains on derivatives	$3.6

Commodity Swap
The components of gain on derivatives in the consolidated statements of operations relating to commodity swaps are (in millons):

Year Ended December 31,
2014*
Change in fair value of derivatives that are not designated for hedge accounting	$22.4
Settlement loss on derivatives	(0.3)
Net gains related to commodity swaps	$22.1

* Amounts consist only of the period from March 7, 2014 through December 31, 2014.

Fair Value of Derivative Assets and Liabilities relating to commodity swaps
The fair value of derivative assets and liabilities relating to commodity swaps are as follows (in millions):

December 31,
2014
Fair value of derivative assets — current	$16.7
Fair value of derivative assets — long term	10.0
Fair value of derivative liabilities — current	(3.0)
Fair value of derivative liabilities — long term	(2.0)
Net fair value of derivatives	$21.7

Notional Amount and Fair Value of Derivative Instruments
Set forth below is the summarized notional volumes and fair value of all instruments held for price risk management purposes at December 31, 2014. The remaining term of the contracts extend no later than December 2016.

		December 31, 2014
Commodity	Instruments	Unit	Volume	Fair Value
			(In millions)
NGL (short contracts)	Swaps	Gallons	(57.0)	$26.3
NGL (long contracts)	Swaps	Gallons	45.4	(4.5)
Natural Gas (short contracts)	Swaps	MMBtu	(5.4)	0.3
Natural Gas (long contracts)	Swaps	MMBtu	3.1	(0.4)
Total fair value of derivatives				$21.7

Derivatives Other than Cash Flow Hedges
The estimated fair value of derivative contracts by maturity date was as follows (in millions):

	Maturity Periods
	Less than one year	One to two years	More than two years	Total fair value
December 31, 2014	$13.7	$8.0	$—	$21.7